Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Subsequent Events
23.	Subsequent Events
The Company evaluated subsequent events through December 8, 2021. In December 2021, the Company entered into an amendment of the unsecured notes owed to Legacy BlackSky’s founders to convert the sum of the outstanding principal amount of $10.0 million and accrued, unpaid interest into $8.0 million of class A common stock, provided the Form S-1 registration statement is effective by December 31, 2021.

23.	Subsequent Events
The Company evaluated subsequent events through December 8, 2021. In December 2021, the Company entered into an amendment of the unsecured notes owed to Legacy BlackSky’s founders to convert the sum of the outstanding principal amount of $10.0 million and accrued, unpaid interest into

$8.0

million of class A common stock, provided the Form S-1 registration statement is effective by December 31, 2021.